Exhibit 99.1

Nissan Auto Receivables 2018-C Owner Trust

Servicer’s Certificate

Collection Period	31-Dec-18	30/360 Days	33	Collection Period Start	12-Dec-18
Distribution Date	15-Jan-19	Actual/360 Days	34	Collection Period End	31-Dec-18
				Prior Month Settlement Date	12-Dec-18
				Current Month Settlement Date	15-Jan-19

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,146,026,063.89	1,146,026,063.89	1,115,448,277.17	1.052996
Yield Supplement Overcollaterization		86,717,144.39	86,717,144.39	83,189,656.79
Total Adjusted Pool Balance		1,059,308,919.50	1,059,308,919.50	1,032,258,620.38
Total Adjusted Securities		1,059,308,919.50	1,059,308,919.50	1,032,258,620.38	0.974464
Class A-1 Notes	2.77000%	200,000,000.00	200,000,000.00	172,949,700.88	0.864749
Class A-2a Notes	3.07000%	310,000,000.00	310,000,000.00	310,000,000.00	1.000000
Class A-2b Notes	2.59050%	50,000,000.00	50,000,000.00	50,000,000.00	1.000000
Class A-3 Notes	3.22000%	360,000,000.00	360,000,000.00	360,000,000.00	1.000000
Class A-4 Notes	3.27000%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Certificates	0.00000%	59,308,919.50	59,308,919.50	59,308,919.50	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	27,050,299.12	523,222.22	135.2514956	2.6161111
Class A-2a Notes	0.00	872,391.67	—	2.8141667
Class A-2b Notes	0.00	122,329.17	—	2.4465834
Class A-3 Notes	0.00	1,062,600.00	—	2.9516667
Class A-4 Notes	0.00	239,800.00	—	2.9975000
Certificates	0.00	0.00	—	—

Total Securities	27,050,299.12	2,820,343.06

I. COLLECTIONS

Interest:
Interest Collections				2,794,315.94
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,794,315.94
Principal:
Principal Collections				30,239,015.53
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				30,239,015.53
Recoveries of Defaulted Receivables				0.00

Total Collections				33,033,331.47

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			48,987	1,059,308,919.50
Total Principal Payment				27,050,299.12

			48,547	1,032,258,620.38

Nissan Auto Receivables 2018-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	33,033,331.47
Reserve Account Draw	0.00
Total Available for Distribution	33,033,331.47
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	955,021.72
Servicing Fee Paid	955,021.72
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	523,222.22
Class A-1 Notes Monthly Interest Paid	523,222.22
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	872,391.67
Class A-2a Notes Monthly Interest Paid	872,391.67
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	122,329.17
Class A-2b Notes Monthly Interest Paid	122,329.17
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,062,600.00
Class A-3 Notes Monthly Interest Paid	1,062,600.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	239,800.00
Class A-4 Notes Monthly Interest Paid	239,800.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		2,820,343.06
Total Note Monthly Interest Paid		2,820,343.06
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		29,257,966.69
4. Total Monthly Principal Paid on the Notes		27,050,299.12
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		27,050,299.12
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,207,667.57
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,207,667.57

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,648,272.30
Required Reserve Account Amount		2,648,272.30
Beginning Reserve Account Balance		2,648,272.30
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,648,272.30
Required Reserve Account Amount for Next Period		2,648,272.30

VI. POOL STATISTICS

Weighted Average Coupon		2.94%
Weighted Average Remaining Maturity		54.51

	Amount	Number
Principal on Defaulted Receivables	338,771.19	11
Principal Recoveries of Defaulted Receivables	0.00

Monthly Net Losses	338,771.19
Pool Balance at Beginning of Collection Period	1,146,026,063.89
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.35%
Four-Month Average Net Loss Ratio	0.09%
Cumulative Net Losses for all Periods	338,771.19

Nissan Auto Receivables 2018-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,477,913.69	96	0.22%
61-90 Days Delinquent	0.00	0	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,477,913.69	96	0.22%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%
60 Day Delinquent Receivables	5,782.70
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

VII. Credit Risk Retention Disclosure

NMAC, the sponsor, determined that the combined fair value of the Notes and the Certificates was $1,094,138,027 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $94,138,027, which is approximately 8.60% of the fair value of the Notes and Certificates. NARC II, the depositor, an affiliate of NMAC, retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R Part 246 (“Regulation RR”), which will be greater than or equal to the 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within ranges of the assumed rates, and the actual allocation of the principal balance of the Class A-2 Notes between fixed rate A-2a and floating rate A-2b tranches differed from the assumed allocation, these differences and any other differences between the inputs and assumptions prior to sale of the Notes and at the closing of such sale, do not represent in the aggregate material changes in the methods or inputs and assumptions used by NMAC to calculate the fair value of the Notes and Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the preliminary prospectus for the Notes dated as of December 4, 2018.